Pensions and other post-employment benefits - Pension Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pensions and other post-employment benefits
Defined benefit schemes	£ 25	£ 29	£ 26
Defined contribution pension schemes	62	60	70
Unfunded post-employment healthcare schemes
Pensions and other post-employment benefits
Defined benefit schemes	8	9	10
Germany | Pension schemes
Pensions and other post-employment benefits
Defined benefit schemes	3	3	5
Switzerland | Pension schemes
Pensions and other post-employment benefits
Defined benefit schemes	9	10	9
Ireland | Pension schemes
Pensions and other post-employment benefits
Defined benefit schemes	3	5	£ 2
Rest of World | Pension schemes
Pensions and other post-employment benefits
Defined benefit schemes	£ 2	£ 2